Intangible Assets - Carrying Amount of Goodwill Allocated by Domestic and Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Total goodwill - net	$ 1,468.3	$ 1,472.7	$ 1,155.3	$ 883.7
United States [Member]
Goodwill [Line Items]
Total goodwill - net	1,187.8	1,177.3	969.5
Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net	280.5	295.4	185.8
Brokerage [Member]
Goodwill [Line Items]
Total goodwill - net	1,447.1	1,451.4	1,136.6	866.6
Brokerage [Member] | United States [Member]
Goodwill [Line Items]
Total goodwill - net	1,168.5	1,158.1	951.0
Brokerage [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net	278.6	293.3	185.6
Risk Management [Member]
Goodwill [Line Items]
Total goodwill - net	21.2	21.3	18.7	17.1
Risk Management [Member] | United States [Member]
Goodwill [Line Items]
Total goodwill - net	19.3	19.2	18.5
Risk Management [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net	1.9	2.1	0.2
Corporate [Member]
Goodwill [Line Items]
Total goodwill - net		0	0
Corporate [Member] | United States [Member]
Goodwill [Line Items]
Total goodwill - net		0	0
Corporate [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net		$ 0	$ 0